Stockholders' Equity Note (Details) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended				1 Months Ended		9 Months Ended			12 Months Ended		12 Months Ended					12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Jun. 20, 2013 Stock purchase options	Aug. 31, 2012 Stock purchase options	Apr. 11, 2013 Common stock for debt settlement	May 30, 2014 Debt settlement agreements	Nov. 30, 2013 Debt settlement agreements	Apr. 30, 2013 Debt settlement agreements	Aug. 31, 2014 Debt settlement agreements	Nov. 30, 2013 Debt settlement agreements2	Feb. 28, 2014 Debt settlement agreements2	May 31, 2014 Advance for subscriptions	Aug. 31, 2014 Advance for subscriptions	Feb. 28, 2014 Advance for subscriptions	Aug. 31, 2014 Amani Consulting SPRL	May 22, 2014 Amani Consulting SPRL	Aug. 31, 2014 Reassignment of Purchase Agreement	May 22, 2014 Reassignment of Purchase Agreement	Aug. 12, 2014 Private placement of common stock	Jul. 23, 2014 Private placement of common stock	Aug. 31, 2012 Registration Statement	Aug. 31, 2014 Coresco	Aug. 31, 2014 Chief Financial Officer
Proceeds																			$ 958,600		$ 978,989
Shares issued					15,000,000		248,000,000	15,000,000	87,000,000		50,975,000		861,900,000						958,600,000	861,900	12,237,075
Stock options granted		8,000,000		8,000,000
Weighted average exercise price, options granted		$ 0.08		$ 0.08
Debt/expenses settled					75,000	87,000	248,000	75,000		50,975
Options cancelled	(8,000,000)		8,000,000
Percentage acquired, subsequently assigned to Burey Gold Limited																85.00%
Loan rights assigned to Burey Gold Limited																1,174,472		846,027
Shares of Burey Gold Limited received for assignment of loan															55,705,232		55,705,232
Resulting gain in investment																	1,981,000
Loan received																						44,000	50,000
Advance for subscriptions												861,900
Settlement of liabilities for subscriptions														$ 50,975